Goodwill - Schedule of Reconciliation of Changes in Goodwill Explanatory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 19,171
Asset impairment	(11,161)	$ (2,460)	$ 0
Goodwill	7,687	19,171
U Protein IPA Europe And Bio strand [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	19,171	19,635
Foreign exchange	(323)	1,996
Asset impairment	(11,161)	(2,460)
Goodwill	$ 7,687	$ 19,171	$ 19,635